Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Before Tax Amount [Member]
Comprehensive Income Disclosure [Line Items]
Net Income (loss)	$ 288	[1]	$ 287	[1]	$ 274	[1]
Other Comprehensive Income (Loss)
Pension and other postretirement benefits	(2)	[1]
Financial instruments	3	[1]	5	[1]	5	[1]
Total other comprehensive income (loss)	1	[1]	5	[1]	5	[1]
Total Comprehensive Income (Loss)	289	[1]	292	[1]	279	[1]
Income Tax Expense Benefit [Member]
Other Comprehensive Income (Loss)
Pension and other postretirement benefits	1
Financial instruments	(1)		(2)		(2)
Total other comprehensive income (loss)			(2)		(2)
Total Comprehensive Income (Loss)			(2)		(2)
Net Of Tax Amount [Member]
Comprehensive Income Disclosure [Line Items]
Net Income (loss)	288		287		274
Other Comprehensive Income (Loss)
Pension and other postretirement benefits	(1)
Financial instruments	2		3		3
Total other comprehensive income (loss)	1		3		3
Total Comprehensive Income (Loss)	$ 289		$ 290		$ 277

[1]	Except Net Income and Total Comprehensive Income (Loss)